Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:

			Average
	Summary		Summary	Average	Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Compensation	Investment Based On:			Total Net
	Table Total for	Actually Paid to	Table Total for	Actually Paid to		Peer	Net Income	Debt
Year	PEO(1)	PEO(1)(2)	Non-PEO NEOs(1)	Non-PEO NEOs(1)(2)	TSR	Group TSR(3)	($MM)	($MM)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$13,512,463	$(6,495,757)	$4,879,345	$1,133,652	$796	$243	$243	$1,538
2022	$24,641,821	$65,573,452	$7,538,143	$14,955,404	$1,087	$244	$1,899	$1,183
2021	$6,456,142	$34,006,228	$1,966,171	$12,904,483	$614	$161	$(187)	$2,125
2020	$3,443,976	$8,091,318	$3,589,822	$7,758,258	$191	$76	$(1,268)	$3,002

(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
a.	2023: Michael N. Kennedy and Yvette K. Schultz.
b.	2022: Michael N. Kennedy, W. Patrick Ash and Yvette K. Schultz.
c.	2021: Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.
d.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
		Average
		Non-CEO
	Paul Rady	NEOs
Total Compensation from Summary Compensation Table	$13,512,463	$4,879,345
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,770,416)	$(3,729,206)
Year-end fair value of unvested awards granted in the current year	$10,404,468	$3,602,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(13,289,917)	$(2,962,241)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(6,352,355)	$(656,743)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(20,008,220)	$(3,745,693)
Compensation Actually Paid (as calculated)	$(6,495,757)	$1,133,652

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2023, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company. The 2023 peer group removed CNX Resources Corporation and added Marathon Oil Corporation when compared to the 2022 peer group. The value of the initial $100 fixed investment of the 2022 peer group’s TSR for the 2023 year would have been $248 rather than the $243 disclosed in this column in 2023 for the 2023 peer group.

(4)	A description of Total Net Debt can be found on page 44 of this Proxy Statement.

Company Selected Measure Name		Total Net Debt
Named Executive Officers, Footnote [Text Block]

(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
a.	2023: Michael N. Kennedy and Yvette K. Schultz.
b.	2022: Michael N. Kennedy, W. Patrick Ash and Yvette K. Schultz.
c.	2021: Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.
d.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.

Peer Group Issuers, Footnote [Text Block]

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2023, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company. The 2023 peer group removed CNX Resources Corporation and added Marathon Oil Corporation when compared to the 2022 peer group. The value of the initial $100 fixed investment of the 2022 peer group’s TSR for the 2023 year would have been $248 rather than the $243 disclosed in this column in 2023 for the 2023 peer group.

PEO Total Compensation Amount	[1]	$ 13,512,463	$ 24,641,821	$ 6,456,142	$ 3,443,976
PEO Actually Paid Compensation Amount	[1],[2]	$ (6,495,757)	65,573,452	34,006,228	8,091,318
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
		Average
		Non-CEO
	Paul Rady	NEOs
Total Compensation from Summary Compensation Table	$13,512,463	$4,879,345
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,770,416)	$(3,729,206)
Year-end fair value of unvested awards granted in the current year	$10,404,468	$3,602,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(13,289,917)	$(2,962,241)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(6,352,355)	$(656,743)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(20,008,220)	$(3,745,693)
Compensation Actually Paid (as calculated)	$(6,495,757)	$1,133,652

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,879,345	7,538,143	1,966,171	3,589,822
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,133,652	14,955,404	12,904,483	7,758,258
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
		Average
		Non-CEO
	Paul Rady	NEOs
Total Compensation from Summary Compensation Table	$13,512,463	$4,879,345
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,770,416)	$(3,729,206)
Year-end fair value of unvested awards granted in the current year	$10,404,468	$3,602,497
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(13,289,917)	$(2,962,241)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(6,352,355)	$(656,743)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(20,008,220)	$(3,745,693)
Compensation Actually Paid (as calculated)	$(6,495,757)	$1,133,652

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP and Cumulative TSR/Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP and Total Net Debt
Total Shareholder Return Vs Peer Group [Text Block]		CAP and Cumulative TSR/Cumulative Peer Group TSR
Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2023

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2023.

Most Important Performance Measures
D&C Capital
Average Net Production Volumes
Net Debt to EBITDAX
Total Net Debt
TSR

Total Shareholder Return Amount		$ 796	1,087	614	191
Peer Group Total Shareholder Return Amount	[3]	243	244	161	76
Net Income (Loss) Attributable to Parent		$ 243,000,000	$ 1,899,000,000	$ (187,000,000)	$ (1,268,000,000)
Company Selected Measure Amount	[4]	1,538,000,000	1,183,000,000	2,125,000,000	3,002,000,000
PEO Name		Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		D&C Capital
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Average Net Production Volumes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt to EBITDAX
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total Net Debt
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,770,416)
PEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,404,468
PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,289,917)
PEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,352,355)
PEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,008,220)
Non-PEO NEO [Member] | Grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,729,206)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,602,497
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,962,241)
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(656,743)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,745,693)

[1]	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
[2]	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
[3]	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation
[4]	A description of Total Net Debt can be found on page 44 of this Proxy Statement.